Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Goodwill [Line Items]
Foreign currency translation adjustments and other	¥ (7,443)	¥ (8,809)
Goodwill	626,009	633,452	¥ 642,261	[1]
Accumulated impairment losses	(192,118)	(192,118)	(192,118)	[1]
Goodwill, Net, at end of fiscal year	433,891	441,334	450,143
Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri [Member]
Goodwill [Line Items]
Goodwill, Fully impaired before April 1, 2017	1,900,019
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Goodwill [Line Items]
Foreign currency translation adjustments and other	(7,206)	(8,399)
Goodwill	596,222	603,428	611,827	[1]
Accumulated impairment losses	(177,750)	(177,750)	(177,750)	[1]
Goodwill, Net, at end of fiscal year	418,472	425,678	434,077
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Goodwill [Line Items]
Foreign currency translation adjustments and other	(237)	(410)
Goodwill	27,487	27,724	28,134	[1]
Accumulated impairment losses	(14,368)	(14,368)	(14,368)	[1]
Goodwill, Net, at end of fiscal year	13,119	13,356	13,766
Business Segment [Member] | Global Markets Business Group [Member]
Goodwill [Line Items]
Goodwill	2,300	2,300	2,300	[1]
Goodwill, Net, at end of fiscal year	¥ 2,300	¥ 2,300	¥ 2,300

[1]	Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.